Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Provisions.
Schedule of provisions

	Decommissioning
($ millions)	and Restoration	Royalties	Other	Total
At December 31, 2023	11 931	290	372	12 593
Liabilities incurred	339	78	88	505
Change in discount rate	871	—	—	871
Changes in estimates	(1 007)	1	32	(974)
Liabilities settled	(488)	(89)	(174)	(751)
Accretion	592	—	—	592
Foreign exchange	33	—	20	53
At December 31, 2024	12 271	280	338	12 889
Less: current portion	(436)	(280)	(242)	(958)
	11 835	—	96	11 931
At December 31, 2024	12 271	280	338	12 889
Liabilities incurred	443	155	10	608
Change in discount rate	(401)	—	—	(401)
Changes in estimates	231	1	(36)	196
Liabilities settled	(505)	(57)	(147)	(709)
Accretion	576	—	—	576
Foreign exchange	5	—	—	5
At December 31, 2025	12 620	379	165	13 164
Less: current portion	(621)	(379)	(56)	(1 056)
	11 999	—	109	12 108

Schedule of impact of changes in discount rate on decommissioning and restoration liabilities.

Changes to the discount rate would have the following impact on Decommissioning and Restoration liabilities:

As at December 31	2025	2024
1% Increase	(1 798)	(1 856)
1% Decrease	2 335	2 437